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                                   SUPPLEMENT DATED MAY 11, 2001 TO PROSPECTUS DATED MAY 1, 2001
                                                  CORNERSTONE VUL I, II, III AND IV
                                    a flexible premium adjustable variable life insurance policy issued by The Penn Mutual Life Insurance Company
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The following table replaces the table appearing under Penn Mutual Trustees and Officers in the Additional Information Section of
the Prospectus.


Board of Trustees
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                                 Position with
Name and Address                 Penn Mutual        Principal Occupation During Past Five Years
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Robert E. Chappell               Chairman of the    Chairman of the Board and Chief Executive Officer (since December 1996),
The Penn Mutual Life             Board and Chief    President and Chief Executive Officer (April 1995-December 1996), The Penn
Insurance Company                Executive Officer  Mutual Life Insurance Company.
Philadelphia, PA 19172
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Daniel J. Toran                  President, Chief   President and Chief Operating Officer (since January 1997) Executive Vice
The Penn Mutual Life             Operating Officer  President, (May 1996-January 1997), The Penn Mutual Life Insurance Company;
Insurance Company                and Trustee        Executive Vice President, The New England Mutual Life Insurance Company (prior
Philadelphia, PA 19172                              thereto).
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Julia Chang Bloch                Trustee            Visiting Professor, Institute of International Relations in Beijing, China, and
1743 22nd Street, NW                                distinguished adviser, American Studies Center (April 1998 to present);
Washington, DC 20008                                President, US-Japan Foundation (July 1996 to March 1998); Group Executive Vice
                                                    President, Bank America NT & SA (prior thereto).
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Edward G. Boehne                 Trustee            Retired (since 2000); President, Federal Reserve Bank of Philadelphia (prior
313 Devon State Road                                thereto).
Devon, PA 19333
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Joan P. Carter                   Trustee            President, UM Holdings Ltd. and predecessor firm, United Medical Corporation
President and
Chief Operating Officer
UM Holdings Ltd.
56 Haddon Avenue
Haddonfield, NJ 08033
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Philip E. Lippincott             Trustee            Retired (since April 1994), Chairman and Chief Executive Officer, Scott Paper
4301 Bayberry Drive                                 Company (prior thereto).
Avalon, NJ 08202
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John F. McCaughan                Trustee            Retired Chairman, (since 1996), Chairman of the Board (prior thereto), Betz
921 Pebble Hill Road                                Laboratories, Inc.
Doylestown, PA  18901
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Alan B. Miller                   Trustee            Chairman and President, Universal Health Services, Inc.
367 S. Gulph Road
King of Prussia, PA 19406
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Edmond F. Notebaert              Trustee            Consultant (since 2000), President and Chief Executive Officer (prior thereto),
200 Wyllpen Drive                                   The Children's Hospital of Philadelphia.
West Chester, PA 19380
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Robert H. Rock                   Trustee            President, MLR Holdings, LLC.
1845 Walnut Street - 9th Floor
Philadelphia, PA 19103
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Norman T. Wilde, Jr.             Trustee            Co-Chairman of the Board, (since 2000), President and Chief Executive Officer
1801 Market Street                                  (prior thereto), Janney Montgomery Scott LLC (a securities broker/dealer and
Philadelphia, PA 19103                              subsidiary of The Penn Mutual Life Insurance Company).
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Wesley S. Williams, Jr., Esq.    Trustee            Partner, Covington & Burling (law firm).
1201 Pennsylvania Ave., NW
P.O. Box 7566
Washington, D.C. 20004
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